Notes Payable - Related Party (Details) - USD ($)		12 Months Ended
	Aug. 01, 2022	Dec. 31, 2021	Oct. 01, 2022	Jun. 02, 2022	Jun. 01, 2022	May 31, 2022	Mar. 31, 2022	Mar. 09, 2022	Oct. 01, 2021
Notes Payable - Related Party (Details) [Line Items]
Related party loans									$ 155,530
Interest rate								9.00%
Accrued interest		$ 3,593		$ 53,000			$ 53,000
Debt instrrument payment		9,718,915
Related party loans		$ 155,989
Interest rate							24.00%
Subsequent Event [Member]
Notes Payable - Related Party (Details) [Line Items]
Accrued interest					$ 53,000		$ 53,000
Interest rate								9.00%
Payment of accrued interest	$ 49,000
Forecast [Member]
Notes Payable - Related Party (Details) [Line Items]
Payment of accrued interest	49,000
Debt instrrument payment	$ 53,000		$ 49,000			$ 53,000